Selected Funds
Selected American Shares
Selected International Fund
September 30, 2023
Selecting Quality Companies for the Long Term

SELECTED FUNDS
SELECTED AMERICAN SHARES
Schedule of Investments
September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCK – (99.06%)
COMMUNICATION SERVICES – (13.92%)
Media & Entertainment – (13.92%)
Alphabet Inc., Class A *	419,360	$54,877,450
ASAC II L.P. *(a)(b)(c)	1,174,606	1,207,260
IAC Inc. *	284,670	14,344,521
Liberty TripAdvisor Holdings, Inc., Series A *	40,433	19,772
Meta Platforms, Inc., Class A *	472,588	141,875,643
Total Communication Services		212,324,646
CONSUMER DISCRETIONARY – (10.40%)
Consumer Discretionary Distribution & Retail – (8.25%)
Amazon.com, Inc. *	632,720	80,431,366
Coupang, Inc., Class A (South Korea) *	736,839	12,526,263
JD.com, Inc., Class A, ADR (China)	352,771	10,276,219
Naspers Ltd. - N (South Africa)	19,962	3,189,861
Prosus N.V., Class N (Netherlands)	661,332	19,521,478
		125,945,187
Consumer Services – (2.15%)
MGM Resorts International *	892,120	32,794,331
Total Consumer Discretionary		158,739,518
CONSUMER STAPLES – (0.91%)
Food, Beverage & Tobacco – (0.91%)
Darling Ingredients Inc. *	265,460	13,857,012
Total Consumer Staples		13,857,012
FINANCIALS – (44.43%)
Banks – (19.43%)
Danske Bank A/S (Denmark)	1,771,930	41,281,276
DBS Group Holdings Ltd. (Singapore)	1,799,884	44,292,683
JPMorgan Chase & Co.	419,196	60,791,804
U.S. Bancorp	1,205,380	39,849,863
Wells Fargo & Co.	2,698,460	110,259,075
		296,474,701
Financial Services – (18.73%)
Capital Markets – (3.43%)
Bank of New York Mellon Corp.	1,228,725	52,405,121
Consumer Finance – (6.35%)
American Express Co.	70,228	10,477,316
Capital One Financial Corp.	889,925	86,367,221
		96,844,537
Financial Services – (8.95%)
Berkshire Hathaway Inc., Class A *	257	136,589,589
		285,839,247
Insurance – (6.27%)
Life & Health Insurance – (2.66%)
AIA Group Ltd. (Hong Kong)	2,547,380	20,770,177
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	3,464,600	19,842,715
		40,612,892
Property & Casualty Insurance – (3.61%)
Chubb Ltd.	125,701	26,168,434
Loews Corp.	75,324	4,768,762
Markel Group Inc. *	16,348	24,072,267
		55,009,463
		95,622,355
Total Financials		677,936,303
	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (7.59%)
Health Care Equipment & Services – (3.71%)
Cigna Group	152,700	$43,682,889
Quest Diagnostics Inc.	106,030	12,920,816
		56,603,705
Pharmaceuticals, Biotechnology & Life Sciences – (3.88%)
Viatris Inc.	6,011,130	59,269,741
Total Health Care		115,873,446
INDUSTRIALS – (4.06%)
Capital Goods – (3.03%)
Orascom Construction PLC (United Arab Emirates)	346,251	1,580,092
Owens Corning	327,190	44,631,988
		46,212,080
Transportation – (1.03%)
DiDi Global Inc., Class A, ADS (China) *	4,864,750	15,713,143
Total Industrials		61,925,223
INFORMATION TECHNOLOGY – (15.06%)
Semiconductors & Semiconductor Equipment – (12.76%)
Applied Materials, Inc.	819,250	113,425,162
Intel Corp.	847,300	30,121,515
Texas Instruments Inc.	321,573	51,133,323
		194,680,000
Software & Services – (1.28%)
Microsoft Corp.	61,840	19,525,980
Technology Hardware & Equipment – (1.02%)
Samsung Electronics Co., Ltd. (South Korea)	307,420	15,582,873
Total Information Technology		229,788,853
MATERIALS – (2.69%)
Teck Resources Ltd., Class B (Canada)	952,970	41,063,477
Total Materials		41,063,477
TOTAL COMMON STOCK – (Identified cost $888,738,564)		1,511,508,478

	Principal	Value
SHORT-TERM INVESTMENTS – (0.92%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 10/02/23 (d)	$7,514,000	$7,514,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 10/02/23 (e)	6,492,000	6,492,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $14,006,000)		14,006,000
Total Investments – (99.98%) – (Identified cost $902,744,564)		1,525,514,478
Other Assets Less Liabilities – (0.02%)		239,604
Net Assets – (100.00%)		$1,525,754,082

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities amounted to $1,207,260 or 0.08% of the Fund's net assets as of September 30, 2023.

SELECTED FUNDS
SELECTED AMERICAN SHARES
Schedule of Investments - (Continued)
September 30, 2023 (Unaudited)
(b)	The value of this security was determined using significant unobservable inputs.
(c)	Limited partnership units.
(d)
Dated 09/29/23, repurchase value of $7,517,319 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 0.00%-4.584%, 12/19/23-02/01/47, total market value
$7,664,280).

(e)
Dated 09/29/23, repurchase value of $6,494,867 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.125%-6.345%, 06/14/24-05/20/73, total market value
$6,621,840).

Please refer to “Notes to Schedule of Investments” on page 4 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS
SELECTED INTERNATIONAL FUND
Schedule of Investments
September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCK – (98.70%)
COMMUNICATION SERVICES – (1.24%)
Media & Entertainment – (1.24%)
Baidu, Inc., Class A, ADR (China) *	4,167	$559,837
Total Communication Services		559,837
CONSUMER DISCRETIONARY – (24.45%)
Consumer Discretionary Distribution & Retail – (14.05%)
Alibaba Group Holding Ltd., ADR (China) *	12,510	1,085,117
Coupang, Inc., Class A (South Korea) *	23,640	401,880
JD.com, Inc., Class A, ADR (China)	50,645	1,475,289
Naspers Ltd. - N (South Africa)	12,884	2,058,820
Prosus N.V., Class N (Netherlands)	45,235	1,335,266
		6,356,372
Consumer Durables & Apparel – (3.79%)
Fila Holdings Corp. (South Korea)	64,009	1,712,409
Consumer Services – (6.61%)
Delivery Hero SE (Germany) *	33,530	963,166
Meituan, Class B (China) *	138,487	2,026,652
		2,989,818
Total Consumer Discretionary		11,058,599
FINANCIALS – (47.12%)
Banks – (29.38%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	85,290	2,309,653
Danske Bank A/S (Denmark)	238,582	5,558,329
DBS Group Holdings Ltd. (Singapore)	152,620	3,755,770
DNB Bank ASA (Norway)	77,924	1,570,624
Metro Bank Holdings PLC (United Kingdom) *	136,720	97,418
		13,291,794
Financial Services – (6.89%)
Capital Markets – (6.89%)
Julius Baer Group Ltd. (Switzerland)	42,800	2,752,180
Noah Holdings Ltd., Class A, ADS (China)	29,024	361,929
		3,114,109
Insurance – (10.85%)
Life & Health Insurance – (10.85%)
AIA Group Ltd. (Hong Kong)	318,740	2,598,861
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	403,500	2,310,955
		4,909,816
Total Financials		21,315,719
INDUSTRIALS – (3.61%)
Transportation – (3.61%)
DiDi Global Inc., Class A, ADS (China) *	505,800	1,633,734
Total Industrials		1,633,734
INFORMATION TECHNOLOGY – (16.18%)
Semiconductors & Semiconductor Equipment – (4.48%)
Tokyo Electron Ltd. (Japan)	14,830	2,028,407
	Shares	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Technology Hardware & Equipment – (11.70%)
Hollysys Automation Technologies Ltd. (China) *	123,510	$2,450,439
Samsung Electronics Co., Ltd. (South Korea)	56,050	2,841,129
		5,291,568
Total Information Technology		7,319,975
MATERIALS – (4.14%)
Teck Resources Ltd., Class B (Canada)	43,470	1,873,122
Total Materials		1,873,122
REAL ESTATE – (1.96%)
Real Estate Management & Development – (1.96%)
KE Holdings Inc., Class A, ADR (China) *	57,150	886,968
Total Real Estate		886,968
TOTAL COMMON STOCK – (Identified cost $44,082,927)		44,647,954

	Principal	Value
SHORT-TERM INVESTMENTS – (0.95%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 10/02/23 (a)	$230,000	$230,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 10/02/23 (b)	198,000	198,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $428,000)		428,000
Total Investments – (99.65%) – (Identified cost $44,510,927)		45,075,954
Other Assets Less Liabilities – (0.35%)		160,448
Net Assets – (100.00%)		$45,236,402

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Dated 09/29/23, repurchase value of $230,102 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.25%- 4.50%, 01/01/30-11/01/49, total market value $234,600).
(b)
Dated 09/29/23, repurchase value of $198,087 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.125%-6.345%, 06/14/24-05/20/73, total market value
$201,960).

Please refer to “Notes to Schedule of Investments” on page 4 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS
Notes to Schedule of Investments
September 30, 2023 (Unaudited)
Security Valuation - The Funds' Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds' investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

SELECTED FUNDS
Notes to Schedule of Investments - (Continued)
September 30, 2023 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of September 30, 2023 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Selected American Shares	Selected International Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$211,117,386	$559,837
Consumer Discretionary	158,739,518	11,058,599
Consumer Staples	13,857,012	–
Financials	677,936,303	21,315,719
Health Care	115,873,446	–
Industrials	61,925,223	1,633,734
Information Technology	229,788,853	7,319,975
Materials	41,063,477	1,873,122
Real Estate	–	886,968
Total Level 1	1,510,301,218	44,647,954
Level 2 – Other Significant Observable Inputs:
Short-Term Investments	14,006,000	428,000
Total Level 2	14,006,000	428,000
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	1,207,260	–
Total Level 3	1,207,260	–
Total Investments	$1,525,514,478	$45,075,954
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended September 30, 2023. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at September 30, 2023 was $64,251 for Selected American Shares. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at January 1, 2023	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at September 30, 2023
Selected American Shares
Investments in Securities:
Common Stock	$1,143,009	$–	$–	$64,251	$–	$–	$–	$1,207,260
Total Level 3	$1,143,009	$–	$–	$64,251	$–	$–	$–	$1,207,260

SELECTED FUNDS
Notes to Schedule of Investments - (Continued)
September 30, 2023 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at September 30, 2023	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Selected American Shares
Investments in Securities:
Common Stock	$1,207,260	Discounted Cash Flow	Annualized Yield	6.374%	Decrease
Total Level 3	$1,207,260
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund's investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Federal Income Taxes
At September 30, 2023, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Selected American Shares	Selected International Fund
Cost	$906,589,912	$45,962,066

Unrealized appreciation	737,419,392	6,670,292
Unrealized depreciation	(118,494,826)	(7,556,404)
Net unrealized appreciation (depreciation)	$618,924,566	$(886,112)